General (Details) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) rig	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2024 USD ($)	Nov. 07, 2023 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from share issuance, net of issuance costs	$ 50.0	$ 50.0	$ 58.1	$ 298.1	$ 44.8
1.54 billion USD notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principal	1,540.0		1,540.0				$ 1,540.0
180 million USD revolving credit facility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revolving credit facility	180.0		180.0
180 million USD Super Senior Credit Facility, RCF
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revolving credit facility	150.0		150.0				150.0
180 million USD revolving credit facility, guarantee facility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revolving credit facility	30.0		$ 30.0				$ 30.0
2028 Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principal	$ 1,025.0
2028 Notes | Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principal						$ 200.0
Jack-up rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig			22
Number of rigs under construction | rig			2